SCHEDULE OF LEASE COSTS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease costs	$ 1,168,188	$ 1,292,634
Short-term lease costs	80,217	72,931
Finance lease costs:
Depreciation	2,938	35,651
Interest on finance lease liabilities	406	5,801
Total lease costs	$ 1,251,749	$ 1,407,017